Current Tax Receivable and Payables - Summary of Current Tax Receivable and Payable (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Current Tax Assets And Liabilities [Abstract]
Monthly provisional tax payments	$ 54,863,660	$ 24,452,330
Tax credit for absorbed profits	10,177,809	9,839,979
Minimum presumed income	5,000	146,099
Other	118,239
Total	65,164,708	34,438,408
Income tax	66,933,261	61,457,940
Current tax liabilities	$ 66,933,261	$ 61,457,940